Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-term Investments [Abstract]
Summary of short-term investments
The following is a summary of short-term investments:

	December 31, 2024	December 31, 2025
	RMB in thousands
Financial products	2,281,780	6,123,586
Investments in publicly traded companies	424,755	323,611

Total	2,706,535	6,447,197